Debt - Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,174,581
Payments on loans, borrowings and finance leases	(401,333)	$ (246,349)	$ (326,965)
Proceeds from new borrowings	225,000	147,798	$ 164,400
Non-cash transactions	289,000
Debt including current maturities	1,287,248	1,174,581
Obligations under finance leases [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	522,690
Payments on loans, borrowings and finance leases	(34,899)
Non-cash transactions	289,000
Debt including current maturities	776,791	522,690
Debt [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	651,891
Payments on loans, borrowings and finance leases	(366,434)
Proceeds from new borrowings	225,000
Debt including current maturities	$ 510,457	$ 651,891